14. Debt (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accrued interest on Subordinated notes	$ 849,913	$ 354,094
Loans payable	18,182,647	10,184,826
Interest payments on subordinated notes	1,304,701	443,367
Revolver	1,105,259	0
Revolving note payable to Maple Bank [Member]
Revolver	1,105,259	0
Mortgage note payable to Lakeview Bank [Member]
Loans payable	119,976	0
Payable to Royal Bank of Canada [Member]
Revolver	0	0
Renewable Unsecured Subordinated Notes
Loans payable	17,653,128	9,984,826
Payable to ABN AMRO [Member]
Revolver	0	0
Note payable to John O. Hanson [Member]
Loans payable	0	200,000
Construction note payable to American Land & Capital [Member]
Loans payable	184,975	0
Mortgage note payable to Security State Bank [Member]
Loans payable	$ 224,568	$ 0